Equity-settled share-based transactions - Schedule of number and weighted average exercise prices of RSU (Details) - Restricted share units																		12 Months Ended
	Dec. 31, 2024 shares $ / shares	Oct. 07, 2024 shares	Sep. 09, 2024 shares	Aug. 22, 2024 shares	Aug. 01, 2024 shares	Jul. 15, 2024 shares	Jul. 02, 2024 shares	Jun. 30, 2024 shares	Jun. 28, 2024 shares	Jun. 03, 2024 shares	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares	Jun. 23, 2023 shares	Feb. 01, 2023 shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares	May 18, 2022 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in US dollars per share) | $ / shares																		$ 0.01	$ 0.01
Exercised (in US dollar per share) | $ / shares																			0.01
Outstanding at the end of the year (in US dollars per share) | $ / shares	$ 0.01										$ 0.01				$ 0.01			0.01	0.01
Exercisable (in dollars per share) | $ / shares	$ 0.01										$ 0.01							$ 0.01	$ 0.01
Outstanding at the beginning of the year (in shares)																		834,947	1,690,766
Granted (in shares)	15,805	30,364	20,576	26,786	13,971	20,833	38,800	75,665	24,590	176,902	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
Exercised (in shares)																		0	(829,459)
Outstanding at the end of the year (in shares)	834,947										834,947				1,690,766			834,947	834,947
Exercisable (in shares)	834,947										283,338							834,947	283,338
PRE Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in US dollars per share) | $ / shares																		$ 0.06	$ 0.01
Granted (in dollars per share) | $ / shares																		0.91	0.03
Cancelled (in US dollar per share) | $ / shares																		0.64	0.001
Exercised (in US dollar per share) | $ / shares																		0.24	0.004
Outstanding at the end of the year (in US dollars per share) | $ / shares	$ 0.06										$ 0.06				$ 0.01			0.06	0.06
Exercisable (in dollars per share) | $ / shares	$ 0.065										$ 0.001							$ 0.065	$ 0.001
Outstanding at the beginning of the year (in shares)																		11,081,359	2,360,267
Granted (in shares)																		444,292	18,964,231
Cancelled (in shares)																		(649,689)	(9,364,807)
Exercised (in shares)																		(969,254)	(878,332)
Outstanding at the end of the year (in shares)	9,906,708										11,081,359				2,360,267			9,906,708	11,081,359
Exercisable (in shares)	3,920,731										180,194							3,920,731	180,194